FINANCIAL SERVICES - Credit Quality Indicators (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	$ 3,300	$ 2,700
Revolving | Dell Preferred Account (DPA)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	715	808
Revolving | Dell Business Credit (DBC)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	185	201
Fixed-term | Consumer and Commercial
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	6,282	4,530
Higher | Revolving | Dell Preferred Account (DPA)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	131	136
Higher | Revolving | Dell Business Credit (DBC)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	48	61
Higher | Fixed-term | Consumer and Commercial
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	3,334	2,232
Mid | Revolving | Dell Preferred Account (DPA)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	223	244
Mid | Revolving | Dell Business Credit (DBC)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	58	60
Mid | Fixed-term | Consumer and Commercial
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	1,828	1,428
Lower | Revolving | Dell Preferred Account (DPA)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	361	428
Lower | Revolving | Dell Business Credit (DBC)
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	79	80
Lower | Fixed-term | Consumer and Commercial
Financing Receivable, Recorded Investment [Line Items]
Customer receivables, gross	$ 1,120	$ 870